Company Stock Fund	12 Months Ended
Dec. 31, 2025
EBP 002
Common Collective Trust [Line Items]
Company Stock Fund	Company Stock Fund
The Company Stock Fund is accounted for on a unit accounting basis. The fund has a cash reserve in order to provide the liquidity necessary to process daily fund transactions by the close of market each business day. The cash reserve generally represents between one and five percent of the total fund value and varies depending upon account activity. The reserve may consist of cash or cash equivalents. As of December 31, 2025 and 2024, the cash reserve totaled $4,059,452 and $4,314,815 respectively.

In January 1995, all assets held by the Company's qualified employee stock ownership plan were merged into the Plan and remain under a portion of the Plan that qualifies as an employee stock ownership plan (ESOP). All Company common stock attributable to the ESOP has been fully allocated to participant account balances and is held as units of the Company Stock Fund. At December 31, 2025 and 2024, 264 and 298 participants, respectively, had an ESOP related account balance.

Information about changes in ESOP assets included in the Company Stock Fund for the years ended December 31, 2025 and 2024, is as follows:

	2025	2024
Beginning balance	$21,861,021	$21,938,157
Net appreciation (depreciation) in
fair value of investments	(797,851)	3,769,800
Distributions to participants	(2,817,204)	(3,846,936)
Ending balance	$18,245,966	$21,861,021
In addition, the Company Stock Fund utilizes available cash from participant and employer directed contributions and dividends to purchase Commerce Bancshares, Inc. common stock on the open market. During 2025 and 2024, total dividends paid on shares of Company stock held by the Company Stock Fund and the amount thereof which was distributed directly to the participants is as follows:

	2025	2024
Portion of dividend reinvested in Company stock	$1,685,762	$1,720,782
Portion of dividend distributed to participants	945,254	960,144
Dividends paid on shares of Company stock	$2,631,016	$2,680,926